OTHER RECEIVABLES, NET - Summary of Other receivables (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current Portion
Other receivable - current portion	$ 1,684,589	¥ 11,004,821		¥ 6,350,802
Third Party [Member]
Current Portion
Business advances to officers and staffs (A)	293,284	1,915,922		1,141,829
Deposits for projects	203,177	1,327,283		1,381,081
VAT recoverable	504,710	3,297,091		3,746,435
Others	804,610	5,256,227		1,614,133
Other Receivables	1,805,781	11,796,523		7,883,478
Less: Long term portion (B)				(3,640)
Allowance for doubtful accounts	(121,192)	(791,702)	$ (234,060)	(1,529,036)	¥ (1,461,724)
Other receivable - current portion	$ 1,684,589	¥ 11,004,821		¥ 6,350,802